                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA GROWTH FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48488-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (97.5%)

             CONSUMER DISCRETIONARY (24.0%)
             ------------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
   178,485   Coach, Inc.                                             $     7,452
                                                                     -----------
             APPAREL RETAIL (2.8%)
   278,946   Aeropostale, Inc. *                                           8,101
   133,757   Guess?, Inc.                                                  6,135
   132,313   Ross Stores, Inc.                                             7,410
                                                                     -----------
                                                                          21,646
                                                                     -----------
             AUTO PARTS & EQUIPMENT (0.9%)
   208,113   Johnson Controls, Inc.                                        6,991
                                                                     -----------
             AUTOMOBILE MANUFACTURERS (1.2%)
   709,560   Ford Motor Co. *                                              9,238
                                                                     -----------
             AUTOMOTIVE RETAIL (0.9%)
    39,773   AutoZone, Inc. *                                              7,358
                                                                     -----------
             BROADCASTING (0.7%)
   140,762   Discovery Communications, Inc. "A" *                          5,447
                                                                     -----------
             DEPARTMENT STORES (1.9%)
   358,904   Nordstrom, Inc.                                              14,834
                                                                     -----------
             EDUCATION SERVICES (0.8%)
    60,274   ITT Educational Services, Inc. *                              6,096
                                                                     -----------
             GENERAL MERCHANDISE STORES (1.8%)
   117,439   Dollar Tree, Inc. *                                           7,131
   126,254   Target Corp.                                                  7,180
                                                                     -----------
                                                                          14,311
                                                                     -----------
             HOTELS, RESORTS, & CRUISE LINES (0.8%)
   112,328   Starwood Hotels & Resorts Worldwide, Inc.                     6,123
                                                                     -----------
             INTERNET RETAIL (6.0%)
   113,288   Amazon.com, Inc. *                                           15,527
    71,598   Netflix, Inc. *                                               7,072
    91,399   Priceline.com, Inc. *                                        23,951
                                                                     -----------
                                                                          46,550
                                                                     -----------
             LEISURE PRODUCTS (0.9%)
   293,483   Mattel, Inc.                                                  6,765
                                                                     -----------
             PUBLISHING (0.8%)
   191,229   McGraw-Hill Companies, Inc.                                   6,448
                                                                     -----------
             RESTAURANTS (2.1%)
   248,904   Cheesecake Factory, Inc. *                                    6,763
   386,004   Starbucks Corp.                                              10,028
                                                                     -----------
                                                                          16,791
                                                                     -----------

================================================================================

1  | USAA Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SPECIALTY STORES (1.5%)
  237,219    Tiffany & Co.                                           $    11,500
                                                                     -----------
             Total Consumer Discretionary                                187,550
                                                                     -----------
             CONSUMER STAPLES (2.7%)
             -----------------------
             HOUSEHOLD PRODUCTS (1.6%)
   79,171    Colgate-Palmolive Co.                                         6,658
  102,626    Procter & Gamble Co.                                          6,379
                                                                     -----------
                                                                          13,037
                                                                     -----------
             PERSONAL PRODUCTS (0.5%)
   59,897    Estee Lauder Companies, Inc. "A"                              3,948
                                                                     -----------
             SOFT DRINKS (0.6%)
  137,017    Dr. Pepper Snapple Group, Inc.                                4,485
                                                                     -----------
             Total Consumer Staples                                       21,470
                                                                     -----------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (0.9%)
   81,810    Occidental Petroleum Corp.                                    7,253
                                                                     -----------
             OIL & GAS DRILLING (1.7%)
  180,621    Helmerich & Payne, Inc.                                       7,337
   79,273    Transocean Ltd. *                                             5,743
                                                                     -----------
                                                                          13,080
                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
  130,132    FMC Technologies, Inc. *                                      8,809
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
   75,110    Anadarko Petroleum Corp.                                      4,669
  106,509    Range Resources Corp.                                         5,087
                                                                     -----------
                                                                           9,756
                                                                     -----------
             Total Energy                                                 38,898
                                                                     -----------
             FINANCIALS (4.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
  133,721    Franklin Resources, Inc.                                     15,463
                                                                     -----------
             CONSUMER FINANCE (1.3%)
  218,292    American Express Co.                                         10,068
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   41,132    Goldman Sachs Group, Inc.                                     5,972
                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
  131,342    JPMorgan Chase & Co.                                          5,593
                                                                     -----------
             Total Financials                                             37,096
                                                                     -----------
             HEALTH CARE (10.1%)
             -------------------
             BIOTECHNOLOGY (1.7%)
  112,778    Amgen, Inc. *                                                 6,469
  174,784    Gilead Sciences, Inc. *                                       6,934
                                                                     -----------
                                                                          13,403
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (1.8%)
  236,443    AmerisourceBergen Corp.                                       7,294
  108,085    McKesson Corp.                                                7,005
                                                                     -----------
                                                                          14,299
                                                                     -----------
             HEALTH CARE EQUIPMENT (1.3%)
  179,006    CareFusion Corp. *                                            4,937

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   13,117    Intuitive Surgical, Inc. *                              $     4,729
                                                                     -----------
                                                                           9,666
                                                                     -----------
             HEALTH CARE SERVICES (1.1%)
   80,625    Express Scripts, Inc. *                                       8,073
                                                                     -----------
             MANAGED HEALTH CARE (0.9%)
  236,661    UnitedHealth Group, Inc.                                      7,173
                                                                     -----------
             PHARMACEUTICALS (3.3%)
  132,911    Abbott Laboratories                                           6,800
  103,172    Johnson & Johnson                                             6,634
  423,119    Mylan, Inc. *(a)                                              9,321
   50,836    Perrigo Co.                                                   3,103
                                                                     -----------
                                                                          25,858
                                                                     -----------
             Total Health Care                                            78,472
                                                                     -----------
             INDUSTRIALS (13.9%)
             -------------------
             AEROSPACE & DEFENSE (1.7%)
   82,487    Lockheed Martin Corp.                                         7,002
   45,772    Precision Castparts Corp.                                     5,875
                                                                     -----------
                                                                          12,877
                                                                     -----------
             AIR FREIGHT & LOGISTICS (0.8%)
   90,937    United Parcel Service, Inc. "B"                               6,287
                                                                     -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.2%)
   55,887    Bucyrus International, Inc.                                   3,521
  243,960    Deere & Co.                                                  14,594
  119,020    Joy Global, Inc.                                              6,762
                                                                     -----------
                                                                          24,877
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
  254,964    Emerson Electric Co.                                         13,317
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (2.0%)
  176,109    3M Co.                                                       15,615
                                                                     -----------
             INDUSTRIAL MACHINERY (4.5%)
   91,236    Danaher Corp.                                                 7,689
   90,490    Eaton Corp.                                                   6,982
   61,735    Flowserve Corp.                                               7,074
  197,766    Parker-Hannifin Corp.                                        13,682
                                                                     -----------
                                                                          35,427
                                                                     -----------
             Total Industrials                                           108,400
                                                                     -----------
             INFORMATION TECHNOLOGY (34.9%)
             ------------------------------
             APPLICATION SOFTWARE (0.9%)
   78,454    Salesforce.com, Inc. *                                        6,715
                                                                     -----------
             COMMUNICATIONS EQUIPMENT (3.7%)
  806,907    Cisco Systems, Inc. *                                        21,722
  102,007    F5 Networks, Inc. *                                           6,980
                                                                     -----------
                                                                          28,702
                                                                     -----------
             COMPUTER HARDWARE (6.1%)
  104,058    Apple, Inc. *                                                27,171
  273,598    Hewlett-Packard Co.                                          14,219
   50,161    International Business Machines Corp.                         6,471
                                                                     -----------
                                                                          47,861
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (5.4%)
  368,770    EMC Corp. *                                                   7,010
  213,748    NetApp, Inc. *                                                7,411

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3  | USAA Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

  351,184    QLogic Corp. *                                          $     6,802
  173,077    SanDisk Corp. *                                               6,904
  372,664    Seagate Technology *                                          6,846
  172,687    Western Digital Corp. *                                       7,096
                                                                     -----------
                                                                          42,069
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
  152,907    Visa, Inc. "A"                                               13,797
                                                                     -----------
             ELECTRONIC COMPONENTS (0.9%)
  359,014    Corning, Inc.                                                 6,911
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (2.3%)
  120,227    Akamai Technologies, Inc. *                                   4,668
  249,231    eBay, Inc. *                                                  5,934
   13,913    Google, Inc. "A" *                                            7,311
                                                                     -----------
                                                                          17,913
                                                                     -----------
             IT CONSULTING & OTHER SERVICES (2.0%)
  312,815    Cognizant Technology Solutions Corp. "A" *                   16,010
                                                                     -----------
             SEMICONDUCTORS (8.0%)
  270,642    Altera Corp.                                                  6,863
  526,370    Broadcom Corp. "A"                                           18,155
  131,785    Cree, Inc. *                                                  9,648
  590,198    Intel Corp.                                                  13,474
  342,844    Marvell Technology Group Ltd. *                               7,080
  265,704    Texas Instruments, Inc.                                       6,911
                                                                     -----------
                                                                          62,131
                                                                     -----------
             SYSTEMS SOFTWARE (3.8%)
  495,094    Microsoft Corp.                                              15,120
  576,107    Oracle Corp.                                                 14,887
                                                                     -----------
                                                                          30,007
                                                                     -----------
             Total Information Technology                                272,116
                                                                     -----------
             MATERIALS (2.1%)
             ----------------
             DIVERSIFIED METALS & MINING (1.3%)
  124,106    Walter Industries, Inc.                                      10,029
                                                                     -----------
             STEEL (0.8%)
  107,223    Cliffs Natural Resources, Inc.                                6,705
                                                                     -----------
             Total Materials                                              16,734
                                                                     -----------
             Total Common Stocks (cost: $642,982)                        760,736
                                                                     -----------
             MONEY MARKET INSTRUMENTS (1.2%)

             MONEY MARKET FUNDS (1.2%)
9,397,151    State Street Institutional Liquid Reserve Fund,
             0.16% (b)(cost: $9,397)                                       9,397
                                                                     -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.3%)

             MONEY MARKET FUNDS (0.0%)
      120    BlackRock Liquidity Funds TempFund Portfolio, 0.14% (b)          --
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.3%)
$   2,300    Credit Suisse First Boston LLC, 0.19%,
               acquired on 4/30/2010 and due 5/03/2010
               at $2,300 (collateralized by $2,350 of Fannie
               Mae (d), 0.26%(c), due 10/27/2010; market
               value $2,347)                                         $     2,300
                                                                     -----------
             Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $2,300)            2,300
                                                                     -----------
             TOTAL INVESTMENTS (COST: $654,679)                      $   772,433
                                                                     ===========

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                          $     760,736   $        --   $         --      $   760,736
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                             9,397            --             --            9,397
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                             --         2,300             --            2,300
----------------------------------------------------------------------------------------------------
Total                                    $     770,133   $     2,300   $         --      $   772,433
----------------------------------------------------------------------------------------------------

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth
Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares and Growth Fund
Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the

================================================================================

                                          Notes to Portfolio of Investments |  6


================================================================================

Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

7  | USAA Growth Fund


================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $2,203,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15,

================================================================================

                                          Notes to Portfolio of Investments |  8


================================================================================

2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $126,962,000 and $9,208,000, respectively, resulting in net unrealized appreciation of $117,754,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $780,409,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2010.
(b)  Rate represents the money market fund annualized seven-day yield at
     April 30, 2010.
(c)  Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d)  Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S.
     Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*    Non-income-producing security.

================================================================================

9  | USAA Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.